EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted Stock Units Activity

The following table provides the outstanding RSUs as of December 31, 2018 and the changes in the period:

RSUs
Outstanding at December 31, 2017	1,129,048
Granted	990,374
Vested	(403,118)
Cancelled	(331,049)

Outstanding at December 31, 2018	1,385,255

Schedule of Assumptions Used

The following table summarizes the range of assumptions used in the Black-Scholes model for Options granted in the years ended December 31, 2018 and 2016. There were no Options granted in the year ended December 31, 2017.

	2018	2016
Expected volatility	25%	25%
Expected term (in years)	2.75 - 3.94	2.82 - 4.32
Risk free interest rate	1.99% - 2.09%	3.01%
Expected dividend yield	0%	0%

Summary of Outstanding Options

The following table provides the outstanding Options as of December 31, 2018 and the changes in the period:

	Options	Weighted- Average Exercise Price per Unit	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	24,420,000	$1.38
Granted	3,525,000	1.90
Forfeited	(1,040,000)	1.55
Redeemed	(430,000)	0.97

Outstanding at December 31, 2018	26,475,000	$1.45	3.1	$4,072

Exercisable at December 31, 2018	23,806,666	$1.39	2.9	$4,883